DEBT - Term Loan (Details) - Unsecured Debt - Three-year senior unsecured term loan $ in Millions	Mar. 10, 2021 USD ($)
Debt
Debt instrument, issuance date	Mar. 10, 2021
Debt instrument, term	3 years
Principal amount of debt	$ 400.0
Debt issuance costs, gross	$ 2.8
London Interbank Offered Rate (LIBOR) | Minimum
Debt
Debt instrument, basis spread on variable rate (as a percent)	1.25%
London Interbank Offered Rate (LIBOR) | Maximum
Debt
Debt instrument, basis spread on variable rate (as a percent)	3.15%
Canada Bankers' Acceptances Rate | Minimum
Debt
Debt instrument, basis spread on variable rate (as a percent)	1.25%
Canada Bankers' Acceptances Rate | Maximum
Debt
Debt instrument, basis spread on variable rate (as a percent)	3.15%